PENN SERIES SMID CAP VALUE FUND
FUND SUMMARY: SMID CAP VALUE FUND
Investment Objective
The investment objective of the SMID Cap Value Fund (the “Fund”) is to seek long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable contracts that invest in the Fund also should refer to the variable contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PENN SERIES SMID CAP VALUE FUND Smid Cap Value Fund
Investment Advisory Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Total Annual Fund Operating Expenses		1.27%
Less Fee Waivers	[1]	(0.13%)
Total Annual Fund Operating Expenses	[2]	1.14%
[1]	Penn Mutual and the Adviser have contractually agreed under an expense limitation agreement with the Company to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund from exceeding 1.14% of average daily net assets (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, fees and expenses of pooled investment vehicles that are held by the Fund (i.e., "acquired fund fees and expenses" as such term is used in Form N-1A), service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund's business). The Adviser and/or Penn Mutual is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the preceding three fiscal years if on any day or month the estimated annualized fund operating expenses are less than the expense limit. This agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Company's Board of Directors.
[2]	After Fee Waivers

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES SMID CAP VALUE FUND Smid Cap Value Fund	116	362	628	1,386

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES SMID CAP VALUE FUND Smid Cap Value Fund	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index (as of March 31, 2013, this amount was $19.13 million) and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index (as of March 31, 2013, this amount was $ 11.09 billion). Because the Fund's definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund's investments in small capitalization companies may include micro-capitalization companies.

The Fund invests in companies that are determined by the Sub-Adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the Sub-Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub-Adviser's fundamental value approach to equity investing generally defines value as the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects.

To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry). The Fund may invest in American Depository Receipts ("ADRs") and non-U.S. securities.

The Sub-Adviser will generally sell a security when it reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Sub-Adviser to dispose of the security.

The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments.
Principal Risks of Investing
Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small- and Mid-Cap Risk.  Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. These risks are even greater for the micro-cap companies that the Fund may own.

"Value" Investing Risk.  Because of its "value" style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Sub-Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market.

Foreign Investment Risk.  The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of long-term growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter Worst Quarter 24.07% -22.52% 9/30/09 9/30/11
Average Annual Total Return (for Periods Ended December 31, 2012)
Average Annual Total Returns PENN SERIES SMID CAP VALUE FUND	1 Year	Since Inception	Inception Date
Smid Cap Value Fund	18.95%	7.93%	Aug. 25, 2008
Russell 2500™ Value Index (reflects no deduction for expenses and taxes)	19.21%	6.17%	Aug. 25, 2008